Premises and Equipment (Summary of Premises and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 21,385	$ 20,401
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(9,323)	(9,051)
Property, Plant and Equipment, Net	12,062	11,350
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,347	11,458
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,719	6,793
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,319	$ 2,150